SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 19, 2022	Feb. 14, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Apr. 20, 2022	Feb. 15, 2022	Feb. 09, 2022	Jul. 30, 2021
Subsequent Event [Line Items]
Proceeds from the issuance of common stock			$ 0	$ 25,000	$ 25,000
Common stock, par value					$ 0.0001
Cash			$ 90,183		$ 288,108
Share Price									$ 10.15
Investment Banking Services [Member]
Subsequent Event [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security							2.00%
Sponsor Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Number of vested sponser shares before closing of business combination		1,710,590
Percentage of trust funds paid for redemption of founder shares		40.00%
Number of vested sponser shares after closing of business combination		2,565,885
Percentage of vested sponser shares after Closing of business combination		45.00%
Sponsor Agreement [Member] | Vesting Tranche One [Member]
Subsequent Event [Line Items]
Share Price		$ 12.5
Percentage of vesting of unvested sponser shares		50.00%
Sponsor Agreement [Member] | Vesting Tranche Two [Member]
Subsequent Event [Line Items]
Share Price		$ 14.5
Percentage of vesting of unvested sponser shares		50.00%
Sponsor Agreement [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Share Price		$ 12
Number Of Trading Days For Determining The Share Price		20 days
Number Of Consecutive Trading Days For Determining The Share Price		30 days
Waiting Period After Which The Share Trading Days Are Considered		150 days
Company Support Agreement [Member] | Branded Online Inc or Nogin [Member]
Subsequent Event [Line Items]
Percenatge of outstanding shares common stock held By supporting stockholders		84.10%
Percenatge of outstanding shares prefeered stock held By supporting stockholders		99.50%
Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Period in which shelf registration statement to be filed from closing of business combination		15 days
Thershold offering Price		$ 35,000,000
Pipe Subscription Agreements [Member]
Subsequent Event [Line Items]
Proceeds from Sale, Maturity and Collection of Investments	$ 15,000,000
Amendment To Merger Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Cash						$ 15,000,000
Amendment To Merger Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Cash						$ 20,000,000
Subsequent Event [Member] | Investment Banking Services [Member]
Subsequent Event [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security							2.00%
Subsequent Event [Member] | Sponsor Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Number of vested sponser shares before closing of business combination		1,710,590
Percentage of trust funds paid for redemption of founder shares		40.00%
Number of vested sponser shares after closing of business combination		2,565,885
Percentage of vested sponser shares after Closing of business combination		45.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Vesting Tranche One [Member]
Subsequent Event [Line Items]
Share Price		$ 12.5
Percentage of vesting of unvested sponser shares		50.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Vesting Tranche Two [Member]
Subsequent Event [Line Items]
Share Price		$ 14.5
Percentage of vesting of unvested sponser shares		50.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Class Of Warrants Or Rights Period After Which The Warrants Are Excercisable		30 days
Subsequent Event [Member] | Sponsor Agreement [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Share Price		$ 12
Number Of Trading Days For Determining The Share Price		20 days
Number Of Consecutive Trading Days For Determining The Share Price		30 days
Waiting Period After Which The Share Trading Days Are Considered		150 days
Subsequent Event [Member] | Company Support Agreement [Member] | Branded Online Inc or Nogin [Member]
Subsequent Event [Line Items]
Percenatge of outstanding shares common stock held By supporting stockholders		84.10%
Percenatge of outstanding shares prefeered stock held By supporting stockholders		99.50%
Subsequent Event [Member] | Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Period in which shelf registration statement to be filed from closing of business combination		15 days
Thershold offering Price		$ 35
Subsequent Event [Member] | Pipe Subscription Agreements [Member]
Subsequent Event [Line Items]
Convertible Debt	$ 500,000
Subsequent Event [Member] | Pipe Subscription Agreements [Member] | Convertible Senior Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Face Amount	$ 75,000,000
Subsequent Event [Member] | Pipe Subscription Agreements [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible Debt	10,000,000
Subsequent Event [Member] | Pipe Subscription Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible Debt	$ 65,000,000
Subsequent Event [Member] | Pipe Subscription Agreements [Member] | Pipe Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	1,500,000
SWAG Class A common stock [Member] | Subsequent Event [Member] | Pipe Subscription Agreements [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.0001
Nogins [Member] | SWAG Class A common stock [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of common stock		$ 566,000,000
Common stock, par value		$ 0.0001
Common stock value ascribed, par value		$ 10
Cash		$ 20,000,000
Nogins [Member] | SWAG Class A common stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of common stock		$ 566,000,000
Common stock, par value		$ 0.0001
Common stock value ascribed, par value		$ 10
Cash		$ 20,000,000
Sponsor [Member]
Subsequent Event [Line Items]
Percentage of vested sponser shares before closing of business combination		30.00%
Sponsor [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Class Of Warrants Or Rights Period After Which The Warrants Are Excercisable		30 days
Sponsor [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Lock In Period Of Shares		1 year
Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of vested sponser shares before closing of business combination		30.00%
Sponsor [Member] | Subsequent Event [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Lock In Period Of Shares		1 year
Sponsor [Member] | Working Capital Loans [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Working Capital Loan								$ 300,000
Class of warrants or rights warrants issued issue price per warrant								$ 1